FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

REPORT FOR SIX MONTH PERIOD ENDING:     /  /    (a)
             OR FISCAL YEAR ENDING:   12/31/13  (b)

IS THIS A TRANSITION REPORT? (Y/N)   N

IS THIS AN AMENDMENT TO A PREVIOUS FILING? (Y/N)   N

THOSE ITEMS OR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1.       A.       REGISTRANT NAME:   INVESCO UNIT TRUSTS SERIES AND INVESCO
                                     UNIT TRUSTS, TAXABLE INCOME SERIES
                                     (AND SUBSEQUENT TRUSTS AND SIMILAR SERIES
                                     OF TRUSTS)
         B.       FILE NUMBER:       811-2754
         C.       TELEPHONE NUMBER:  630-684-6000

2.       A.       STREET:            1166 AVENUE OF THE AMERICAS
         B.       CITY:              NEW YORK
         C.       STATE:             NY
         D.       ZIP CODE:          10036
         E.       FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

3.       IS THIS THE FIRST FILING ON THE FORM BY REGISTRANT?          (Y/N)    N

4.       IS THIS THE LAST FILING ON THIS FORM BY REGISTRANT?          (Y/N)    N

5.       IS REGISTRANT A SMALL BUSINESS INVESTMENT COMPANY (SBIC)?    (Y/N)    N
          [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 89 THOUGH 110.]

6.       IS REGISTRANT A UNIT INVESTMENT TRUST (UIT)?                 (Y/N)    Y
          [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THOUGH 133.]



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FOR PERIOD ENDING:  12/31/13
FILE NUMBER 811-2754


UNIT INVESTMENT TRUSTS

111.     A.[/]    DEPOSITOR NAME: INVESCO CAPITAL MARKETS, INC.
         B.[/]    FILE NUMBER  (IF ANY) :
         C.[/]    CITY: HOUSTON
                  STATE: TEXAS
                  ZIP CODE: 77046
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

111      A.[/]    DEPOSITOR NAME:
         B.[/]    FILE NUMBER (IF ANY):
         C.[/]    CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

112.     A.[/]    SPONSOR NAME: INVESCO CAPITAL MARKETS, INC.
         B.[/]    FILE NUMBER  (IF ANY) :
         C.[/]    CITY: HOUSTON
                  STATE: TEXAS
                  ZIP CODE: 77046
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

112      A.[/]    SPONSOR NAME:
         B.[/]    FILE NUMBER (IF ANY):
         C.[/]    CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

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FILE NUMBER 811-2754

113.     A.[/]    TRUSTEE NAME
         B.[/]    CITY:
                  STATE
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

113.     A.[/]    TRUSTEE NAME
         B.[/]    CITY:
                  STATE
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

114.     A.[/]    PRINCIPAL UNDERWRITER NAME: INVESCO CAPITAL MARKETS, INC.
         B.[/]    FILE NUMBER:
         C.[/]    CITY: HOUSTON
                  STATE: TEXAS
                  ZIP CODE: 77046
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

114.     A.[/]    PRINCIPAL UNDERWRITER NAME
         B.[/]    FILE NUMBER:
         C.[/]    CITY
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

115      A.[/]    INDEPENDENT PUBLIC ACCOUNTANT NAME:
         B.[/]    CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

115      A.[/]    INDEPENDENT PUBLIC ACCOUNTANT NAME:
         B.[/]    CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

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FILE NUMBER 811-2754

116. FAMILY OF INVESTMENT COMPANIES INFORMATION:

         A.[/] IS REGISTRANT PART OF A FAMILY OF INVESTMENT COMPANIES? (Y/N) Y

         B.[/] INDENTIFY THE FAMILY IN TEN LETTERS:
               (NOTE: IN FILING THIS FORM, USE THIS IDENTIFICATION CONSISTENTLY FOR ALL INVESTMENT COMPANIES IN FAMILY. THIS DESIGNATION IS FOR
               PURPOSES OF THIS FORM ONLY.)           INVESCO

117.     A.[/] IS REGISTRANT A SEPARATE ACCOUNT OF AN INSURANCE COMPANY? (Y/N) N

          IF ANSWER IS `Y' (YES), ARE THERE ANY OF THE FOLLOWING TYPES
                     OF CONTRACTS FUNDED BY THE REGISTRANT?

         B.[/] VARIABLE ANNUITY CONTRACTS?                 (Y/N)

         C.[/] SCHEDULED PREMIUM VARIABLE LIFE CONTRACTS?  (Y/N)

         D.[/] FLEXIBLE PREMIUM VARABLES LIFE CONTRACTS?   (Y/N)

         E.[/] OTHER TYPES OF INSURANCE PRODUCTS REGISTERED UNDER THE
               SECURITIES ACT OF 1993?                     (Y/N)

118.[/] STATE THE NUMBER OF SERIES EXISTING AT THE END OF THE PERIOD THAT HAD
        SECURITIES REGISTERED UNDER THE SECURITIES ACT OF 1933: 891

119.[/] STATE THE NUMBER OF NEW SERIES FOR WHICH THE REGISTRATION STATEMENT
        UNDER THE SECURITIES ACT OF 1933 BECAME EFFECTIVE DURING THE PERIOD: 231

120.[/] STATE THE TOTAL VALUE OF THE PORTFOLIO SECURITIES ON THE DATE OF DEPOSIT
        FOR THE NEW SERIES INCLUDED IN ITEM 119 ($000'S OMITTED): $313,386

121.[/] STATE THE NUMBER OF SERIES FOR WHICH A CURRENT PROSPECTUS WAS IN
        EXISTENCE AT THE END OF THE PERIOD:     605

122.[/] STATE THE NUMBER OF EXISTING SERIES FOR WHICH ADDITIONAL UNITS WERE
        REGISTERED UNDER THE SECURITIES ACT OF 1933 DURING THE CURRENT
        PERIOD: 392

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FILE NUMBER 811-2754


123.[/] STATE THE TOTAL VALUE OF THE ADDITIONAL UNITS CONSIDERED IN ANSWERING
        ITEM 122 ($000'S  OMITTED):       $7,830,888


124.[/] STATE THE TOTAL VALUE OF UNITS OF PRIOR SERIES THAT WHERE PLACED IN THE
        PORTFOLIOS OF SUBSEQUENT SERIES DURING THE CURRENT PERIOD (THE VALUE OF THESE UNITS IS THE BE MEASURED ON THE DATE THEY WERE PLACED IN THE
        SUBSEQUENT SERIES) ($000'S OMITTED):        $0


125.[/] STATE THE TOTAL DOLLAR AMOUNT OF SALES LOADS COLLECTED (BEFORE
        REALLOWANCES TO OTHER BROKERS OF DEALERS) BY THE REGISTRANT'S PRINCIPAL UNDERWRITER AND ANY UNDERWRITER WHICH IS AN AFFILIATED PERSON OF THE PRINCIPAL UNDERWRITER DURING THE CURRENT PERIOD SOLELY FROM THE SALE OF
        UNITS OF ALL SERIES OF REGISTRANT ($000'S OMITTED):         $176,442


126. OF THE AMOUNT SHOWN IN ITEM 125, STATE THE TOTAL DOLLAR AMOUNT OF SALES LOADS COLLECTED FROM SECONDARY MARKET OPERATIONS IN REGISTRANT'S UNITS (INCLUDE THE SALES LOADS, IF ANY, COLLECTED ON UNITS OF A PRIOR SERIES
        PLACED IN THE PORTFOLIO OF A SUBSEQUENT SERIES.) ($000 OMITTED)   $77


127. LIST OPPOSITE THE APPROPRIATE DESCRIPTION BELOW THE NUMBER OF SERIES WHOSE PORTFOLIOS ARE INVESTED PRIMARILY (BASED UPON A PERCENTAGE OF NAV) IN EACH TYPE OF SECURITY SHOWN, THE AGGREGATE TOTAL ASSETS AT MARKET VALUE AS OF A DATE AT OR NEAR THE END OF THE CURRENT PERIOD OF EACH SUCH GROUP OF SERIES AND THE TOTAL INCOME DISTRIBUTIONS MADE BY EACH SUCH GROUP OF SERIES DURING THE CURRENT PERIOD (EXCLUDING DISTRIBUTIONS OF REALIZED GAINS, IF ANY):

                                                                                         TOTAL INCOME
                                         NUMBER OF SERIES       TOTAL ASSETS             DISTRIBUTIONS
                                            INVESTING          ($000'S OMITTED)         ($000'S OMITTED)
                                         ----------------      ----------------         ----------------
A.     U.S. TREASURY DIRECT ISSUE                   1          $         449            $          18
B.     U.S. GOVERNMENT AGENCY                      11          $      69,637            $       3,674
C.     STATE AND MUNICIPAL TAX-FREE
D.     PUBLIC UTILITY DEBT                                     $                        $
E.     BROKERS OR DEALERS DEBT
       OR DEBT OF BROKERS' OR
       DEALERS' PARENT                                         $
F.     ALL OTHER CORPORATE
       INTERMED & LONG-TERM DEBT                  489          $   4,429,164            $     285,146
G.     ALL OTHER CORPORATE
       SHORT-TERM DEBT                                         $                        $
H.     EQUITY SECURITIES OF BROKERS
       OR DEALERS OR PARENTS OF
       BROKERS OR DEALERS                                      $                        $
I.     INVESTMENT COMPANY EQUITY
       SECURITIES                                              $                        $
J.     ALL OTHER EQUITY SECURITIES                390          $   9,576,033            $     227,703
K.     OTHER SECURITIES                                        $                        $
L.     TOTAL ASSETS OF ALL SERIES
       OF REGISTRANT                              891          $  14,075,283            $     516,541

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FILE NUMBER 811-2754

128.[/] IS THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST ON ANY OF THE PORTFOLIO
        SECURITIES HELD BY ANY OF REGISTRANT'S SERIES AT THE END OF THE CURRENT PERIOD INSURED OR GUARANTEED BY AN ENTITY OTHER THAN THE ISSUER (Y/N) Y

                  (IF THE ANSWER IS 'N' (NO), GO TO ITEM 131.)

129.[/] IS THE ISSUER OF ANY INSTRUMENT COVERED IN ITEM 128 DELINQUENT OR IN
        DEFAULT AS TO PAYMENT OF PRINCIPAL OR INTEREST AT THE END OF THE CURRENT
        PERIOD?  (Y/N)      N

130.[/] IN COMPUTATIONS OF NAV OR OFFERING PRICE PER UNIT, IS ANY PART OF THE
        VALUE ATTRIBUTED TO INSTRUMENTS IDENTIFIED IN ITEM 129 DERIVED FROM
        INSURANCE OR GUARANTEES? (Y/N)       N

131.    TOTAL EXPENSES INCURRED BY ALL SERIES OF REGISTRANT DURING THE CURRENT
        REPORTING PERIOD ($000'S OMITTED):      $25,009

132.[/] LIST THE '811' (INVESTMENT COMPANY ACT OF 1940) REGISTRATION NUMBER FOR
        ALL SERIES OF REGISTRANT THAT ARE BEING INCLUDED IN THIS FILING:

133.    IF THE REGISTRANT HAS DIVESTED ITSELF OF SECURITIES IN ACCORDANCE WITH
        SECTION 13(C) OF THE INVESTMENT COMPANY ACT OF 1940 FOLLOWING THE FILING OF ITS LAST REPORT ON FORM N-SAR AND BEFORE FILING OF THE CURRENT REPORT, DISCLOSE THE FOLLOWING INFORMATION FOR EACH SUCH DIVESTED
        SECURITY:

          A.   Name of the issuer;

          B.   Exchange ticker symbol;

          C.   CUSIP number;

          D. Total number of shares or, for debt securities, principal amount divested;

          E.   Date(s) that the securities were divested; and

          F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

51

SIGNATURE PAGE

THIS REPORT IS SIGNED ON BEHALF OF THE REGISTRANT (OR DEPOSITOR OR TRUSTEE).

CITY OF:       NEW YORK
STATE OF:      NY
DATE:          FEBRUARY 27, 2014

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:
INVESCO UNIT TRUSTS SERIES AND INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES (AND SUBSEQUENT TRUST AND SIMILAR SERIES OF TRUSTS)
BY INVESCO CAPITAL MARKETS, INC. (DEPOSITOR)

BY (NAME AND TITLE):

/S/ RICHARD HOFFMANN
----------------------------------------
RICHARD HOFFMANN, HEAD OF UIT OPERATIONS